Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Ordinary shares	Share premium	Capital reserves from options granted	Capital reserves from transactions with controlling shareholders	Currency translation differences	Warrants	Accumulated deficit
Beginning balance at Dec. 31, 2014	$ 13,050	$ 683	$ 46,066	$ 664	$ 538	$ (906)	$ 802	$ (34,797)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(9,743)					(211)		(9,532)
TRANSACTIONS WITH SHAREHOLDERS:
Proceeds from issuance of shares and warrants, net	6,758	187	5,841				730
Options granted to employees and service providers	116			116
Forfeiture of options			83	(83)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	6,874	187	5,924	33			730
Ending balance at Dec. 31, 2015	10,181	870	51,990	697	538	(1,117)	1,532	(44,329)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(9,007)							(9,007)
TRANSACTIONS WITH SHAREHOLDERS:
Proceeds from issuance of shares and warrants, net	1,649	319	1,260	70
Options granted to employees and service providers	104			104
Forfeiture and expiration of options and warrants			567	(92)			(475)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	1,753	319	1,827	82			(475)
Ending balance at Dec. 31, 2016	2,927	1,189	53,817	779	538	(1,117)	1,057	(53,336)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(2,545)							(2,545)
TRANSACTIONS WITH SHAREHOLDERS:
Proceeds from issuance of shares and warrants, net	2,837	2,501	69	267
Exercise of warrant, net	2,228	1,602	626
Options granted to employees and service providers	64			64
Forfeiture and expiration of options and warrants			528	(201)			(327)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	5,129	4,103	1,223	130			(327)
Ending balance at Dec. 31, 2017	$ 5,511	$ 5,292	$ 55,040	$ 909	$ 538	$ (1,117)	$ 730	$ (55,881)